Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Institutional Shares | Janus Henderson Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Balanced Portfolio (“Balanced Portfolio”) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio pursues its investment objective by normally investing 35-70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. As of December 31, 2024, approximately 62.91% of the Portfolio’s assets were held in equity securities, including common stocks, and 37.09% of the Portfolio’s assets were held in fixed-income securities and cash equivalents. The Portfolio’s equity investments include, but are not limited to, common stocks and other securities with equity characteristics. The Portfolio’s fixed-income investments include, but are not limited to, government notes and bonds, corporate bonds, commercial and residential mortgage-backed securities, and asset-backed securities. The Portfolio may also invest in money market instruments. The Portfolio may invest in fixed and floating rate obligations with varying durations. The Portfolio will limit its investments in high-yield bonds (also known as “junk” bonds) to 35% of the fixed-income portion of its net assets. The Portfolio may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Portfolio also invests in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, currencies, interest rates, or market indices. In particular, the Portfolio may use interest rate swaps and futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Portfolio may also use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure or market conditions), to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio relative to its benchmark index, and to earn income, enhance returns, or preserve capital. The Portfolio’s exposure to derivatives will vary and may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The Portfolio may take short positions on derivatives instruments. In choosing equity investments, portfolio management applies a “bottom-up” approach. In other words, equity portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. Factors that equity portfolio management will consider in its fundamental analysis include a company’s revenue growth potential, returns on capital, and balance sheet flexibility. Equity portfolio management will generally consider selling a security when, among other things, it reaches or exceeds its targeted value, the investment thesis for owning the position has changed, or to rebalance industry or sector weightings. In choosing fixed-income investments, portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Fixed-income portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.The Portfolio’s past performance does not necessarily indicate how it will perform in the future.Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/VITperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 202012.92%Worst Quarter:2nd Quarter 2022– 11.58%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s broad-based benchmark indices are the S&P 500 Index and the Bloomberg U.S. Aggregate Bond Index. The Portfolio’s additional benchmark index is the Balanced Index. The indices are described below. •The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. •The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better. •The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. Prior to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Institutional Shares | Janus Henderson Balanced Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Institutional Shares | Janus Henderson Balanced Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Institutional Shares | Janus Henderson Balanced Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Institutional Shares | Janus Henderson Balanced Portfolio | Growth Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Institutional Shares | Janus Henderson Balanced Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
Institutional Shares | Janus Henderson Balanced Portfolio | Fixed-Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks: •Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. •Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. •Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Portfolio to reinvest its assets in securities with lower yields, resulting in a decline in the Portfolio’s income or return potential. •Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall. •Valuation risk, which is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security. •Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Portfolio’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Institutional Shares | Janus Henderson Balanced Portfolio | Dividend-Oriented Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Portfolio or the Portfolio receiving less income.
Institutional Shares | Janus Henderson Balanced Portfolio | High-Yield Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Institutional Shares | Janus Henderson Balanced Portfolio | Portfolio Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Portfolio may fail to produce the intended results. Accordingly, the Portfolio may underperform benchmark indices or other funds with similar investment objectives.
Institutional Shares | Janus Henderson Balanced Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Institutional Shares | Janus Henderson Balanced Portfolio | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. Investments in U.S. and non-U.S. government debt securities (“sovereign debt”), especially the debt of certain emerging market countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
Institutional Shares | Janus Henderson Balanced Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Institutional Shares | Janus Henderson Balanced Portfolio | Floating Rate Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Obligations Risk. The Portfolio may invest in floating rate obligations with interest rates that reset regularly. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Changes in the interest rates on floating rate obligations could result in lower income to the Portfolio. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Portfolio may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value. In addition, if movements in interest rates are incorrectly anticipated, the Portfolio could lose money, or its net asset value could decline by the use of inverse floaters.
Institutional Shares | Janus Henderson Balanced Portfolio | TBA Commitments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TBA Commitments Risk. Although TBA commitments must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, the Portfolio could suffer a loss. Because TBA commitments do not require the delivery of a specific security, the characteristics of a security delivered to the Portfolio may be less favorable than expected. There is a risk that the security that the Portfolio buys will lose value between the purchase and settlement dates. TBA purchase and sales commitments may significantly increase the portfolio turnover rate and are not included in the portfolio turnover rate calculation.
Institutional Shares | Janus Henderson Balanced Portfolio | Short Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Exposure Risk. The Portfolio may enter into a derivatives transaction to obtain short investment exposure to the underlying reference asset. If the value of the underlying reference asset on which the Portfolio has obtained a short investment exposure increases, the Portfolio will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Portfolio to credit risk, counterparty risk, and leverage risk.
Institutional Shares | Janus Henderson Balanced Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A and other securities exempt from certain registration requirements could have the effect of decreasing the Portfolio’s liquidity profile or preventing the Portfolio from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.
Institutional Shares | Janus Henderson Balanced Portfolio | ESG Integration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Integration Risk. There is a risk that considering ESG Factors as part of the Portfolio’s investment process may fail to produce the intended results or that the Portfolio may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Institutional Shares | Janus Henderson Balanced Portfolio | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
Institutional Shares | Janus Henderson Balanced Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
2015	rr_AnnualReturn2015	0.62%
2016	rr_AnnualReturn2016	4.60%
2017	rr_AnnualReturn2017	18.43%
2018	rr_AnnualReturn2018	0.68%
2019	rr_AnnualReturn2019	22.59%
2020	rr_AnnualReturn2020	14.31%
2021	rr_AnnualReturn2021	17.20%
2022	rr_AnnualReturn2022	(16.40%)
2023	rr_AnnualReturn2023	15.41%
2024	rr_AnnualReturn2024	15.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.58%)
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Institutional Shares | Janus Henderson Balanced Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Institutional Shares | Janus Henderson Balanced Portfolio | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Institutional Shares | Janus Henderson Balanced Portfolio | Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	7.99%